Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 187,968	$ 184,394	$ 265,946	$ 142,057
Other assets – current	6,619	1,294
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	731,318	932,414
Other assets – non-current	28,858	34,875
Other liabilities – non-current	88,764	78,582
Voyage revenues	710,744	726,791	624,480
Income from vessel operations	(94,505)	315,266	177,349
Bahrain LNG Joint Venture	55,663	23,993	65,668
Net (loss) income	$ (95,821)	317,716	241,553
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 508,119	593,510
Other assets – current	262,791	270,807
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,514,549	2,543,897
Net investments in direct financing and sales-type leases – non-current	3,899,674	4,067,526
Other assets – non-current	350,647	328,061
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	673,714	636,559
Other liabilities – current	211,451	259,353
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,776,498	4,019,421
Other liabilities – non-current	71,205	87,824
Voyage revenues	1,016,277	1,041,655	998,412
Income from vessel operations	536,649	604,979	589,595
Bahrain LNG Joint Venture	4,491	302	31,418
Net (loss) income	246,978	323,562	494,999
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ 27,718	$ 5,080	$ 80,359